FFTW FUNDS, INC.
                          PROSPECTUS DATED MAY 1, 2002
                       SUPPLEMENT DATED DECEMBER 13, 2002

THE FOLLOWING INFORMATION REPLACES THE INVESTMENT POLICIES FOR THE U.S. SHORT-TERM PORTFOLIO IN THE RISK/RETURN SUMMARY ON PAGE 3 OF THE PROSPECTUS:

INVESTMENT
POLICIES:      Under normal  circumstances,  at least 80% of the Portfolio's net assets  (including  borrowings for  investment  purposes) must be invested in U.S.  dollar-denominated  debt  securities  having an effective  maturity  of no greater  than 3 years.  For  temporary defensive  purposes,  100% of the Portfolio's total assets may be invested in U.S. Government  securities,  cash or cash equivalent securities.  These defensive strategies may prevent the Portfolio
               from  achieving  its  investment  objective.   The  Portfolio  is
               "diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

THE FOLLOWING INFORMATION REPLACES THE PRINCIPAL INVESTMENT STRATEGIES AND THE INVESTMENT POLICIES FOR THE EMERGING MARKETS PORTFOLIO IN THE RISK/RETURN SUMMARY ON PAGE 9 OF THE PROSPECTUS:

PRINCIPAL
INVESTMENT
STRATEGIES:    The  Portfolio  invests  primarily in debt  securities  issued or guaranteed by foreign governments in emerging or developing market countries denominated in local currencies or in currencies of the Organisation for Economic Cooperation and Development countries ("OECD") (which include U.S. dollars and Euros). The
               Adviser/Sub-Adviser allocates the Portfolio's investment assets among various emerging markets countries (and currencies). Such allocations are not expected to be comparable to, nor as diverse as, the allocations accorded to such markets (and currencies) by the major bond market indices. Portfolio managers will screen out credit or default risks and highlight potentially risky emerging market currencies by employing a fundamental economic analysis and internally developed models. The performance objective of the Portfolio is to outperform an index that the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager is the JP Morgan
               Emerging  Markets Bond Index Global  Constrained.  (The JP Morgan
               Emerging Markets Bond Index Global Constrained is comprised of the same emerging markets countries and underlying securities that make up the JP Morgan Emerging Markets Bond Index Global.
               However, the weights of the larger countries are "constrained" by a system of progressively discounting ever-larger tranches of a particular countries' debt. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.)

INVESTMENT
POLICIES:      Under normal  circumstances,  at least 80% of the Portfolio's net assets  (including  borrowings for  investment  purposes) must be invested  in  debt  securities  from  bond  markets  in  emerging countries denominated in local currencies or in currencies of the
               OECD  countries  (which  include  U.S.  dollars and  Euros).  The
               Portfolio will maintain investments in debt securities of issuers from at least three different countries.  For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in
               U.S. Government  securities,  cash or cash equivalent securities.
               These  defensive   strategies  may  prevent  the  Portfolio  from
               achieving   its   investment   objective.    The   Portfolio   is
               "non-diversified" under the 1940 Act.


All references to the Merrill Lynch 1-2.99 Year Treasury Index for both the U.S. Short-Term Portfolio and the Limited Duration Portfolio should now be read as the Merrill Lynch 1-3 Year Treasury Index.

THE FOLLOWING REPLACES THE BIOGRAPHICAL INFORMATION FOR SCOTT C. SHEELER AND SUPPLEMENTS THE SECTION ENTITLED PORTFOLIO MANAGERS FOUND ON PAGE 22 OF THE PROSPECTUS TO INCLUDE BIOGRAPHICAL INFORMATION FOR KENNETH O'DONNELL AND ALIA
YOUSUF:

SCOTT C. SHEELER, PORTFOLIO MANAGER. Mr. Sheeler has primary responsibility for management of the U.S. Short-Term Portfolio. Mr. Sheeler also has secondary responsibility for the management of the Limited Duration Portfolio. He joined FFTW in 1996. Currently, he manages domestic asset-backed securities and is also responsible for short duration portfolios. Mr. Sheeler holds a B.S. in finance from Rochester Institute of Technology.

KENNETH O'DONNELL, CFA, PORTFOLIO MANAGER. Mr. O'Donnell has primary responsibility for management of the Limited Duration Portfolio. Mr. O'Donnell also has secondary responsibility for management of the U.S. Short-Term Portfolio. Mr. O'Donnell joined FFTW in 2002. Currently, he manages asset-backed, agency and U.S. Government securities and is also responsible for the management of money market, short and short-intermediate portfolios. Prior to joining FFTW, Mr. O'Donnell worked as an asset-backed security specialist in the structured products group of Standish Mellon Asset Management from 1997-2002. His primary responsibilities included analyzing and trading the asset-backed securities portfolio. Mr. O'Donnell holds a B.S. in Mechanical Engineering from Syracuse University and a M.S. in Finance from Boston College. He holds the designation of Chartered Financial Analyst and is a member of the New York Society of Security Analysts.

ALIA YOUSUF, PORTFOLIO ANALYST. Ms. Yousuf has secondary responsibility for management of the Emerging Markets Portfolio. She joined FFTW in 2002 and focuses on providing economic analysis on emerging economies and maintaining regular country reports, as well as developing a model to quantify economic and political risk in emerging market sovereigns. Additionally, Ms. Yousuf provides backup to the existing marketing efforts. Prior to joining FFTW, Ms. Yousuf worked at a London-based consultancy firm, Emerging Market Economics, as an economist specializing in emerging market sovereigns since 2000. Previously, she was an economist at the World Bank, part of the resident economic management team in Bangladesh, since 1998. Ms. Yousuf studied at the London School of Economics, receiving a B.Sc. in Econometrics and Mathematical Economics (1997), and a M.Sc. in Economics (1998).

                                FFTW FUNDS, INC.
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002
                       SUPPLEMENT DATED DECEMBER 13, 2002


THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH OF PAGE 7 OF THE STATEMENT OF ADDITIONAL INFORMATION UNDER THE SECTION ENTITLED MANAGEMENT OF THE
FUND:

No employee of the Investment Adviser, Investors Bank & Trust Company ("Investors Bank"; the "Custodian"; or the "Transfer Agent") or Investors Capital Services, Inc. ("Investors Capital" or the "Administrator") receives compensation from the Fund for acting as an officer or director of the Fund. FFTW Funds, Inc. pays each director who is not a director, officer or employee of the Investment Adviser, Investors Bank or Investors Capital or any of their affiliates, an annual retainer of $40,000 which is paid in quarterly installments. On November 22, 1999, the Directors established the position of lead independent Director and appointed Mr. Head to such position for a two-year term. Effective November 22, 2001, the Directors appointed Mr. Head as lead independent Director for a second two-year term. The lead independent Director acts as spokesperson for the remaining independent Directors. The lead independent Director receives additional compensation of $10,000 on an annual basis, which is paid quarterly.

THE FOLLOWING INFORMATION REPLACES THE INVESTMENT RESTRICTIONS FOR THE U.S. SHORT-TERM PORTFOLIO AND THE EMERGING MARKETS PORTFOLIO FOUND ON PAGE 39 OF THE STATEMENT OF ADDITIONAL INFORMATION:

Under normal circumstances, at least 80% of the U.S. Short-Term Portfolio's net assets (including borrowings for investment purposes) must be invested in U.S. dollar-denominated debt securities having an effective maturity of no greater than 3 years.

Under normal circumstances, at least 80% of the Emerging Markets Portfolio's net assets (including borrowings for investment purposes) must be invested in debt securities from bond markets in emerging countries denominated in local currencies or in currencies of the Organisation for Economic Cooperation and Development countries ("OECD") (which include U.S. dollars and Euros).